Cost of Sales - Schedule of Cost of Sales of all Business (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost of Sales [Abstract]
Changes in inventories of finished goods				$ 433,870
Purchases of finished goods		40,881,440	19,229,038	6,395,036
Outsourced service cost		30,095,589	21,310,128	19,294,795
Amortization of software		1,410,081	938,979
Additional air-ticket return cost	[1]	110,385	7,387	253,522
Taxes and surcharges	[2]	4,485	2,440	6,996
Cost of sales		72,501,980	41,487,972	26,384,219
Return paid to customers		3,232,466	2,002,413	2,196,070
Return received from airline companies		(3,122,081)	(1,995,026)	(1,942,548)
Additional air-ticket return cost	[1]	$ 110,385	$ 7,387	$ 253,522

[1]	Additional air-ticket return cost is the net loss of the return payments paid to customers offset by the return proceeds received from airline companies. The following table shows the gross amount of the return payment and proceeds;
[2]	Tax and surcharges are mainly Urban Maintenance and Construction Tax (7% of Valued Added Tax payment amount), Extra Charges of Education Fund (3% of Valued Added Tax payment amount) and Local Surcharge for Education Fund (2% of Valued Added Tax payment amount).